INCOME TAXES (Schedule of Income Tax Expenses, by Account) (Details (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
INCOME TAXES [Abstract]
Income tax expense from continuing operations	$ 10,253,587	$ 2,717,561	$ 13,256,751
Income tax benefit from discontinued operations		(2,003,289)	(419,616)
Total	$ 10,253,587	$ 714,272	$ 12,837,135